ACQUISITIONS (Acquisition of TKM) (Purchase Price Allocation) (Details) (TKM [Member], CNY) In Thousands, unless otherwise specified	Apr. 22, 2010
TKM [Member]
Business Acquisition [Line Items]
Current assets	4
Property, plant and equipment	41,217
Intangible assets acquired	22,579
Deferred tax assets	381
Deferred tax liabilities	(5,645)
Purchase price of entity	58,536
Cash consideration	42,000
Fair value of contingent consideration	16,536